Average Annual Total Returns			12 Months Ended	13 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Mercer US Small/Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.16%		15.17%
Performance Inception Date		Jun. 27, 2023
Mercer US Small/Mid Cap Equity Fund | Class Y-3
Prospectus [Line Items]
Average Annual Return, Percent			13.47%		9.39%	8.56%
Mercer US Small/Mid Cap Equity Fund | Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.82%		7.05%	6.25%
Mercer US Small/Mid Cap Equity Fund | Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.78%		7.04%	6.27%
Mercer US Small/Mid Cap Equity Fund | Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.00%		8.77%	8.85%
Mercer Non-US Core Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.00%		1.88%
Performance Inception Date		Jul. 22, 2021
Mercer Non-US Core Equity Fund | Class Y-3
Prospectus [Line Items]
Average Annual Return, Percent			6.30%		5.83%	6.50%
Mercer Non-US Core Equity Fund | Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.34%		4.12%	4.94%
Mercer Non-US Core Equity Fund | Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.33%		4.47%	4.96%
Mercer Non-US Core Equity Fund | MSCI World ex USA IMI Index (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.44%		4.78%	5.28%
Mercer Non-US Core Equity Fund | MSCI EAFE® Index (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))
Prospectus [Line Items]
Average Annual Return, Percent	[3]		3.82%		4.73%	5.20%
Mercer Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			1.74%		1.88%
Performance Inception Date		Jun. 27, 2023
Mercer Emerging Markets Equity Fund | Class Y-3
Prospectus [Line Items]
Average Annual Return, Percent			2.00%		(0.92%)	1.67%
Mercer Emerging Markets Equity Fund | Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.28%		(1.70%)	0.77%
Mercer Emerging Markets Equity Fund | Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.14%		(0.48%)	1.37%
Mercer Emerging Markets Equity Fund | MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes (other than assumed dividend tax))
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.50%		1.70%	3.64%
Mercer Core Fixed Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			1.79%		(2.36%)
Performance Inception Date		Dec. 27, 2021
Mercer Core Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Average Annual Return, Percent			2.04%		0.29%	1.80%
Mercer Core Fixed Income Fund | Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.26%		(1.13%)	0.42%
Mercer Core Fixed Income Fund | Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.23%		(0.34%)	0.80%
Mercer Core Fixed Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		1.25%		(0.33%)	1.35%
Mercer Opportunistic Fixed Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.12%
Performance Inception Date		Jun. 01, 2023
Mercer Opportunistic Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Average Annual Return, Percent			2.24%
Mercer Opportunistic Fixed Income Fund | Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.39%)
Mercer Opportunistic Fixed Income Fund | Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.38%
Mercer Opportunistic Fixed Income Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		1.25%
Mercer Opportunistic Fixed Income Fund | Secondary Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		3.79%
Mercer Short Duration Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Average Annual Return, Percent			5.26%	6.16%
Performance Inception Date		Dec. 01, 2023
Mercer Short Duration Fixed Income Fund | Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.88%	3.76%
Mercer Short Duration Fixed Income Fund | Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.09%	3.68%
Mercer Short Duration Fixed Income Fund | Bloomberg U.S. 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	5.15%	4.36%

[1]	The Russell 2500® Index measures the performance of the small-to mid-cap segment of the U.S. equity universe. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The index is unmanaged and cannot be invested in directly.
[2]	The Fund’s new primary benchmark index, the MSCI World ex USA IMI Index, measures the performance of equity securities in developed markets in North America, Europe, and the Asia/Pacific region, excluding the United States. The Adviser has determined that the MSCI World ex USA IMI Index provides a more useful performance comparison given the Fund’s investment strategy. The index is unmanaged and cannot be invested in directly.
[3]	The Fund’s former primary benchmark index, the MSCI EAFE® Index, measures the performance of equity securities in developed markets outside of North America, including Europe, Australasia, and the Far East. The index is unmanaged and cannot be invested in directly.
[4]	The MSCI Emerging Markets Index measures the performance of equity securities in global emerging markets. The index is unmanaged and cannot be invested in directly.
[5]	The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly.
[6]	The Bloomberg U.S. Aggregate Bond Index measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly.
[7]	The Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg US Corporate High Yield Index (USD), 33.3% Morningstar LSTA US Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD). The index is unmanaged and cannot be invested in directly.
[8]	The Bloomberg U.S. 1-3 Year Government/Credit Index is an index that measures the performance of investment grade, U.S.-dollar-denominated, fixed-rate Treasury securities and government-related and corporate securities with 1 to 3 year maturities. The index is unmanaged and cannot be invested in directly